Contingencies - Narratives (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Loss Contingencies [Line Items]
Long-term debt - affiliate	$ 86,478,000	$ 0
Minimum
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	65,000,000
Maximum
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	$ 90,000,000
Profit Units | LTIP
Loss Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	30,000
Threshold Value	$ 855,000,000